BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2011
BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE [Abstract]
BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE
NOTE 10:-	BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net earnings (loss) per share.

	Year ended December 31,
	2009	2010	2011

Net income (loss)	$2,895	$(778)	$(2,914)

Weighted average Ordinary shares outstanding	8,347,179	8,475,833	8,562,402
Effect of dilutive securities:
Employee stock options and shares	45,104	-	-

Diluted weighted average Ordinary shares outstanding	8,392,283	8,475,833	8,562,402